Unaudited Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Thousands		Share capital	Share premium	Merger reserve	Retained earnings	Foreign currency translation reserve	Total
Beginning balance at Dec. 31, 2019			£ 81,500		£ (17,944)		£ 63,556
Comprehensive loss for the period
Loss for the period					(30,766)		(30,766)
Other comprehensive income
Total comprehensive loss					(30,766)		(30,766)
Contributions by and distributions to owners
Issue of share capital			125,000				125,000
Group restructuring	[1]		(181,250)	181,250
Share based payments					326		326
Ending balance at Jun. 30, 2020			25,250	181,250	(48,384)		158,116
Beginning balance at Dec. 31, 2020			266,120	181,250	(116,872)		330,498
Comprehensive loss for the period
Loss for the period					(102,113)		(102,113)
Other comprehensive income						76	76
Total comprehensive loss					(102,113)	76	(102,037)
Contributions by and distributions to owners
Issue of share capital				65,348			65,348
Share based payments					12,505		12,505
Ending balance at Jun. 30, 2021			£ 266,120	£ 246,598	£ (206,480)	£ 76	£ 306,314

[1]	On June 10, 2020, the Group was subject to a restructuring where Cazoo Holdings Limited was inserted at the top of the Group as a new parent company resulting in a merger reserve.